Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ 4,283	$ 654
Adjustments to reconcile net income to net cash provided by operating activities:
Income from investments in unconsolidated entities	(2,695)	(414)
Deferred income taxes	1,298
Interest income in excess of cash collected	(391)
Loan discount amortization and fee accretion	(120)	(144)
Change in fair value of warrants	(374)
Stock-based compensation	138	132
Debt issuance cost amortization	71
Depreciation and amortization	1	1
Other non-cash expense		5
Changes in operating assets and liabilities:
Accounts receivable	161	108
Restricted cash		366
Prepaid expenses and other assets	(1,154)	(11)
Interest reserve		(366)
Accounts payable and accrued liabilities	1,196	54
Net cash provided by operating activities	2,414	385
Cash flows from investing activities:
Cash distributions from investments in unconsolidated entities	3,470	1,625
Net increase in finance receivables	(1,880)	(7,878)
Purchases of property and equipment		(4)
Net cash used in investing activities	1,590	(6,257)
Cash flows from financing activities:
Proceeds from loan credit agreement	6,000
Distributions to non-controlling interests	(1,851)	(866)
Net cash provided by financing activities	4,149	(866)
Net (decrease) increase in cash and cash equivalents	8,153	(6,738)
Cash and cash equivalents at beginning of period	7,664	24,584
Cash and cash equivalents at end of period	$ 15,817	$ 17,846